UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    LAKESHORE CAPITAL, LLC
Address: 3755 CORPORATE WOODS DRIVE, SUITE 200

         BIRMINGHAM, AL  35242

13F File Number:  28-12681

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Joel Conn
Title:     President
Phone:     (205)-313-9000

Signature, Place, and Date of Signing:

     /s/  Joel Conn     Birmingham, AL     November 9, 2009



Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     52

Form13F Information Table Value Total:     $84,071 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Anadarko Petroleum             COM              032511107     6981   111284 SH       SOLE                   105264              6020
                                                                75     1200 SH       OTHER                     200              1000
Apache Corp.                   COM              037411105     4586    49940 SH       SOLE                    47379              2561
                                                                48      525 SH       OTHER                                       525
BB&T Corporation               COM              054937107     6266   230028 SH       SOLE                   217623             12405
                                                               143     5251 SH       OTHER                    2980              2271
Berkshire Hathaway-B           COM              084670207      329       99 SH       SOLE                       91                 8
Blackrock MuniVest Fd          COM              09253r105      181    18885 SH       SOLE                    18885
                                                               181    18850 SH       OTHER                   18850
Chevrontexaco Corp             COM              166764100     5030    71420 SH       SOLE                    67533              3887
                                                               383     5444 SH       OTHER                     700              4744
Colonial Prop Trust            COM              195872106      176    18137 SH       SOLE                    18137
Conocophillips                 COM              20825C104     4010    88789 SH       SOLE                    84007              4782
                                                                24      541 SH       OTHER                                       541
Duke Energy Corp               COM              26441C105     3509   222907 SH       SOLE                   211182             11725
                                                                66     4200 SH       OTHER                    2200              2000
Eagle Bancorp Inc.             COM              268948106      169    17638 SH       SOLE                    17418               220
                                                                 5      563 SH       OTHER                                       563
Encana Corp                    COM              292505104     4338    75291 SH       SOLE                    71231              4060
                                                                12      200 SH       OTHER                     200
Exxon Mobil Corp.              COM              30231g102      134     1947 SH       SOLE                     1000               947
                                                                89     1300 SH       OTHER                     800               500
Firstmerit Corp.               COM              337915102      262    13754 SH       SOLE                    13754
Hewlett-Packard Co             COM              428236103     6273   132871 SH       SOLE                   125620              7251
                                                                38      800 SH       OTHER                     300               500
MDU Resources Group            COM              552690109     5176   248262 SH       SOLE                   234883             13379
                                                                90     4325 SH       OTHER                    2075              2250
Merck & Co Inc New             COM              58933y105     3398   107437 SH       SOLE                   101363              6074
                                                                28      900 SH       OTHER                     900
Microsoft Corp.                COM              594918104      207     8045 SH       SOLE                     7564               481
Middleburg Financial           COM              596094102      254    19495 SH       SOLE                    19295               200
                                                                25     1900 SH       OTHER                                      1900
Nabors Industries Ltd.         COM              G6359F103     3745   179190 SH       SOLE                   169725              9465
                                                                 6      300 SH       OTHER                     300
National Oilwell Varco         COM              637071101     3604    83564 SH       SOLE                    78859              4705
                                                                22      500 SH       OTHER                                       500
PNC Financial Services         COM              693475105     4207    86585 SH       SOLE                    82116              4469
                                                                57     1180 SH       OTHER                     407               773
Philip Morris Intl Inc         COM              718172109      241     4950 SH       SOLE                     4950
                                                               171     3500 SH       OTHER                                      3500
Plum Creek Timber Co           COM              729251108     3178   103735 SH       SOLE                    98034              5701
                                                                40     1320 SH       OTHER                    1320
Rayonier Inc                   COM              754907103     4844   118397 SH       SOLE                   112045              6352
                                                               136     3334 SH       OTHER                    1834              1500
Ryland Group Inc               COM              783764103     1326    62939 SH       SOLE                    59174              3765
                                                                11      500 SH       OTHER                                       500
Spectra Energy                 COM              847560109     2269   119804 SH       SOLE                   113523              6281
                                                                41     2190 SH       OTHER                    1190              1000
Torchmark Corp                 COM              891027104     2189    50410 SH       SOLE                    50410
Washington Real Estate         COM              939653101     5291   183725 SH       SOLE                   173588             10137
                                                               108     3750 SH       OTHER                    2200              1550
Washington REIT                CONV             939653AJ0       96   100000 PRN      SOLE                   100000